Earnings Per Share (Schedule of Weighted Average Shares Outstanding Used in the Computations of Basic and Diluted Earnings Per Share) (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Numerator, net income	$ 13,651	$ 8,198
Weighted average shares outstanding	6,263	6,238
Less: Weighted average unvested restricted shares	(31)	(28)
Denominator: Basic earnings per share	6,232	6,210
Weighted average shares outstanding, basic	6,232	6,210
Add: Dilutive effect of stock options	58	61
Denominator: Diluted earnings per share	6,290	6,271
Basic earnings per common share	$ 2.19	$ 1.32
Diluted earnings per common share	$ 2.17	$ 1.31